Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Schedule of capital amounts and ratios

					Minimum
					To Be "Well-
			Minimum		Capitalized"		Well-Capitalized
			For Capital		Under Prompt		With Buffer, Fully
	Actual		Adequacy Purposes		Corrective Provisions		Phased in for 2019
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2017
Total Core Capital (to Risk-Weighted Assets)	$30,067	16.11%	≥$14,927	≥8.0%	≥$18,658	≥10.0%	≥$19,591	≥10.5%
Tier 1 Capital (to Risk-Weighted Assets)	28,806	15.44	≥11,195	≥6.0	≥14,927	≥8.0	≥15,860	≥8.5
Tier 1 Common Equity (to Risk-Weighted Assets)	28,806	15.44	≥8,396	≥4.5	≥12,128	≥6.5	≥13,061	≥7.0
Tier 1 Capital (to Assets)	28,806	9.47	≥12,173	≥4.0	≥15,216	≥5.0	≥15,216	≥5.0
As of December 31, 2016:
Total Core Capital (to Risk-Weighted Assets)	$29,180	18.41%	≥$12,678	≥8.0%	≥$15,848	≥10.0%	≥$16,640	≥10.5%
Tier 1 Capital (to Risk-Weighted Assets)	28,190	17.79	≥9,509	≥6.0	≥12,678	≥8.0	≥13,471	≥8.5
Tier 1 Common Equity (to Risk-Weighted Assets)	28,190	17.79	≥7,132	≥4.5	≥10,301	≥6.5	≥11,094	≥7.0
Tier 1 Capital (to Assets)	28,190	10.67	≥10,566	≥4.0	≥13,208	≥5.0	≥13,208	≥5.0